INCOME TAX (Tables)	12 Months Ended
Sep. 30, 2018
Income Before Income Taxes	Income before income taxes consisted of:

	Years ended September 30,
	2016	2017	2018
	US$	US$	US$
Non - PRC	(1,929)	(4,204)	(656)
PRC	34,581	25,245	15,438

	32,652	21,041	14,782

Current and Deferred Components of Income Tax Expense

The current and deferred components of the income tax expense appearing in the consolidated statements of operations are as follows:

	Years ended September 30,
	2016	2017	2018
	US$	US$	US$
Current tax expense	5,799	5,344	5,717
Deferred tax expense (benefit)	351	(724)	(3,410)

	6,150	4,620	2,307

Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations is as follows:

	Years ended September 30,
	2016	2017	2018
	US$	US$	US$
Income before taxes	32,652	21,041	14,782

Income tax expense computed at applicable tax rates of 25%	8,162	5,260	3,696
Effect of different tax rates in different jurisdictions	413	988	770
Non-deductible expenses	670	933	152
Effect of tax holidays	(3,464)	(2,812)	(2,610)
Effect of valuation allowances	164	116	285
Withholding tax on undistributed earnings	574	572	313
Income tax reversal	(369)	(437)	(299)

	6,150	4,620	2,307

Effective income tax rate	18.83%	21.96%	15.61%

Aggregate Amount and per Share Effect of Tax Holidays

The aggregate amount and per share effect of the tax holidays are as follows:

	Years ended September 30,
	2016	2017	2018
	US$	US$	US$
The aggregate amount of tax holidays	3,464	2,812	2,610

The aggregate effect on basic and diluted net income per share:
- Basic	0.03	0.02	0.02

- Diluted	0.03	0.02	0.02

Components of Deferred Taxes

The components of deferred taxes are as follows:

	As of September 30,
	2017	2018
	US$	US$
Current deferred tax assets
Advertisement expenses	137	—
Impairment loss from a long-term investment	170
Accrued expenses	877	—
Allowance for doubtful accounts	465	—
Net operating loss carry-forwards	215	—

Total current deferred tax assets	1,864	—
Less: valuation allowance	(210)	—

Current deferred tax assets, net	1,654	—

Non-current deferred tax assets
Accrued expenses	—	1,217
Allowance for doubtful accounts	—	598
Impairment loss from long-term investments	—	867
Change in fair value of contingent consideration payable	—	435
Intangible assets	1	—
Property, plant and equipment	119	111
Net operating loss carry-forwards	1,513	3,364

Total non-current deferred tax assets	1,633	6,592
Less: valuation allowance	(414)	(881)

Non-current deferred tax assets, net	1,219	5,711

Non-current deferred tax liabilities
Intangible assets	1,491	9,236
Withholding tax on undistributed earnings	2,801	3,011
Unrealized gain on available-for-sale investments	26	446

Total non-current deferred tax liabilities	4,318	12,693

Reconciliation of Accrued Unrecognized Tax Benefits

Reconciliation of accrued unrecognized tax benefits is as follows:

Unrecognized tax benefits
Balance - September 30, 2016	163
Foreign currency adjustment	—

Balance - September 30, 2017	163
Foreign currency adjustment	(5)

Balance - September 30, 2018	158